Note 14 - Stock Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10. Stock Compensation Plan

Under the Company’s 2002 Equity Incentive Plan which provided for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries, the Company granted options to purchase the Company’s common stock. All options granted under this plan had exercise prices that were equal to the fair market value on the date of grant. During the nine months ended September 30, 2013, the Company did not grant any options under this plan. The Company had outstanding grants of options to purchase 2,720,000 and 3,392,000 shares of the Company’s common stock as of September 30, 2013 and December 31, 2012, respectively.

On June 28, 2012, the Company adopted the 2012 Equity Incentive Plan, with the approval of the shareholders, which provided for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries. All options granted under this plan had exercise prices that were equal to the fair market value on the dates of grant. During the nine months ended September 30, 2013, the Company granted options to purchase 12,867,500 shares of common stock. Under this plan, the Company had grants of options to purchase 12,677,500 and 330,000 shares of the Company’s common stock as of September 30, 2013, and December 31, 2012, respectively.

14. Stock Compensation Plan

On April 4, 2002, our shareholders and board of directors adopted the 2002 Equity Incentive Plan (“2002 Plan”). The 2002 Plan provides for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries.  A total of 10,000,000 shares of our common stock may be granted under the 2002 Plan.  The 2002 Plan expired by its terms in April 2012, but it will remain in effect only with respect to the equity awards that have been granted prior to its expiration.  As of December 31, 2012, there were 3,392,000 options outstanding under the 2002 Plan.

On June 28, 2012, the Company adopted the 2012 Equity Incentive Plan (“2012 Plan”), with the approval of the shareholders, which provided for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries.  The 2012 Plan provides for the granting to employees of incentive stock options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and for the granting to employees and consultants of non-statutory stock options. In addition, the Plan permits the granting of stock appreciation rights, or SARs, with or independently of options, as well as stock bonuses and rights to purchase restricted stock.  A total of thirty million shares of our common stock may be granted under the 2012 Equity Incentive Plan, and all options granted under this plan had exercise prices that were equal to the fair market value on the date of grant.  During 2012, the Company granted options to purchase 330,000 shares, and the same was outstanding as of December 31, 2012

FASB ASC 718, Compensation – Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. Under ASC 718, Company is required to measure the cost of employee services received in exchange for stock options and similar awards based on the grant-date fair value of the award and recognize this cost in the income statement over the period during which an employee is required to provide service in exchange for the award.  The Company recorded $363 and $553 for the years ended December 31, 2012 and 2011, respectively, of non-cash charges for stock compensation related to amortization of the fair value of restricted stock and unvested stock options. The total compensation costs related to nonvested awards not yet recognized were $113 and $145 for the years ended December 31, 2012 and 2011, respectively.

On August 3, 2010, in conjunction with an employment agreement with Thomas Steipp, the Company’s Chief Executive Officer, the Company also granted an aggregate of 6,000,000 restricted shares of the Company’s common stock, which will ratably vest each year over five years.  During the years December 31, 2012 and 2011, the Company recorded $310 and $442, respectively, of compensation expense related to Mr. Steipp’s restricted shares.

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions noted in the following table.

	December 31,
	2012			2011

Expected volatility	140.74%	-	143.23%	133.02%	-	136.30%
Expected dividends		-			-
Expected term (in years)		6.50			6.50
Risk-free rate	0.98%	-	1.04%	2.56%	-	2.87%

Expected volatilities are based on historical volatility expected over the expected life of the options.  The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding.  Forfeitures rates  ranging from 5.0% to 28.3% were used for the year ended December 31, 2012 and 2011.  The risk free rate for period within the expected life of the options is based on U.S. Treasury rates in effect at the time of grant.

The following table summarizes the Company’s stock option transactions for the years ended December 31, 2012 and 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	0.42
Granted	330,000	0.28
Exercised	(354,000)	0.12
Forfeited	(396,200)	0.31
Expired	(537,607)	1.00
Options outstanding at December 31, 2012	3,722,000	$0.36	6.2	$3
Options exercisable at December 31, 2012	1,866,000	$0.57	4.6	$2
Options unvested at December 31, 2012	1,856,000	$0.15	7.9	$1
Options vested or expected to vest at December 31, 2012	2,978,988	$0.41	5.8	$3

The following table summarizes the Company’s stock options outstanding and exercisable by ranges of option prices as of December 31, 2012:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	3,712,000	6.11	$0.35	1,856,000	4.46	$0.55
3.01 - 6.00	10,000	0.32	4.57	10,000	0.32	4.57

Total	3,722,000			1,866,000

The Company’s non-vested options at the beginning and ending of fiscal year 2012 had a weighted-average grant-date fair value of $0.16 and $0.15 per option, respectively.